Share Options Schemes - Schedule of details of share options outstanding (Detail)	6 Months Ended
Jun. 30, 2019 HKD ($) Options
Disclosure of classes of share capital [abstract]
Number of share options outstanding at the beginning of the year | Options	67,907,000
Number of share options forfeited during the year | Options	(1,086,000)
Number of share options expired during the year | Options	(30,900,000)
Number of share options outstanding at the end of the year | Options	35,921,000
Number of share options exercisable at the end of the year | Options	35,921,000
Weighted average exercise price outstanding at the beginning of the year | $	$ 11.44
Weighted average exercise price forfeited during the year | $	12.70
Weighted average exercise price expired during the year | $	9.93
Weighted average exercise price outstanding at the end of the year | $	12.70
Weighted average exercise price exercisable at the end of the year | $	$ 12.70